Financial Instruments - Contractual Maturities of Financial Liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Maturity Analysis For Financial Liabilities [abstract]
Unamortised debt issuance cost	$ 626	$ 975